Asset Retirement Obligations - Schedule of Reconciliation of Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligation, beginning balance	$ 16,848	$ 10,769	$ 2,245
Liabilities incurred or acquired	667	3,347	8,118
Revisions in estimated cash flows		2,018	42
Liabilities settled	(87)	(139)	0
Accretion expense	278	853	364
Asset retirement obligation, ending balance	17,706	16,848	10,769
Less: current portion of obligations	739	790	0
Asset retirement obligation - long term	$ 16,967	$ 16,058	10,769
Linn Acquisition
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liabilities incurred or acquired			$ 7,500